FEDERAL AND STATE INCOME TAXES (Tables)	10 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of provision (benefit) for income taxes

The provision (benefit) for income taxes at December 31, 2017, and February 28, 2017 consisted of:

	December 31, 2017	February 28, 2017

State income tax:
Current, net of refund	$1,670	$2,004
Federal income (benefit) tax:
Deferred	(47,327)	(40,689)
Current	448,220	(203,015)
Total	$402,563	$(241,700)

Schedule of reconciliation of income taxes

The reconciliation of income taxes shown in the financial statements and amounts computed by applying the Federal expected tax rate of 34% is as follows:

	December 31, 2017	February 28, 2017

Income (loss) before tax	$1,307,520	$(776,699)
Computed expected tax (benefit)	$444,557	$(264,078)
State income and franchise tax/(refund)	1,670	1,323
Reduction in deferred tax from change in tax rate	(13,420)	—
Other	(30,244)	21,055
Provision (benefit) for taxes	$402,563	$(241,700)

Schedule of component of deferred tax liabilities

The components of deferred tax liabilities at December 31, 2017, and February 28, 2017, respectively, are as follows:

	December 31, 2017	February 28, 2017

Deferred compensation cost	$33,987	$49,228
Depreciation and amortization	(69,550)	(156,596)
Allowance for bad debts and other	13,888	24,946
Deferred tax liabilities	$(21,675)	$(82,422)